Related Party Transactions	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 14 - Related Party Transactions

The Company had entered into SAFE agreements with Charles Maddox, the Chief Financial Officer and a stockholder, for proceeds totaling $28,833. On June 18, 2025, in connection with the Business Combination, these SAFE agreements converted into 2,156 Common Stock of the Company.

In August 2024, the Company entered into a $1,500,000 purchase order with Pope Technologies LLC for certain products, hardware, installation, programming, subscription, and training services. As of December 31, 2024, $750,000 had been received and recorded as deferred revenue in the accompanying condensed consolidated balance sheets. During the three and nine months ended September 30, 2025, the Company delivered a portion of the products and recognized $24,750 of revenue from the deferred revenue balance. Pope Technologies LLC is owned by a director of the Company.

Effective January 1, 2022, the Company entered into a customer agreement with PRB Transportation, LLC, a related party owned in part by Charles Maddox, the Company’s Chief Financial Officer and a stockholder, and Jeff Andersen, a stockholder. Revenues recognized from this agreement totaled $11,737 and $3,445 for the three months ended September 30, 2025 and 2024, respectively, and $20,328 and $11,978 for the nine months ended September 30, 2025 and 2024, respectively. As of September 30, 2025 and December 31, 2024, amounts outstanding under this agreement were $0 and $1,164, respectively, and are included in “Accounts receivable” on the accompanying condensed consolidated balance sheets.

Beginning on August 1, 2024, the Company began subleasing an office/warehouse space in Las Vegas, Nevada from Pope Technologies LLC. The term of this sublease is for one year and the rent is $1,280 per month. Pope Technologies LLC is owned by a director of the Company. The rent expense was $16,170 and $23,850 for the three and nine months ended September 30, 2025, respectively. In September 2025, the Company paid a one-time fee of $13,610 to terminate the lease. The lease was terminated as of September 30, 2025.

Beginning on March 1, 2024, the Company began subleasing an office space in Campo Alegre Manati, Puerto Rico from Enzymatic Holdings Corp. The term of this sublease was for one year and the rent was $1,167 per month, plus a one-third share of the cost of utilities. Enzymatic Holdings Corp., LLC is owned, in part, by certain stockholders of the Company. This lease terminated on February 28, 2025, and was not renewed. The rent expense was $0 and $2,334 for the three and nine months ended September 30, 2025, respectively. For the three and nine months ended September 30, 2024, the rent expense was $3,501 and $8,169, respectively.

Beginning on February 1, 2025, the Company began subleasing an office space in Barceloneta, Puerto Rico from Cruce Davila Development, LLC. The term of this sublease was month-to-month, and the rent was $12,333 per month. This lease ended on May 31, 2025. On June 1, 2025, the Company renewed the lease for a five-year term, which was recognized as a right-of-use asset with corresponding short-term and long-term lease liabilities in the Company’s financial statements as of that date. The rent expense for the short-term lease expense was $0 and $49,332 for the three and nine months ended September 30, 2025, respectively.